MTB GROUP OF FUNDS
Fluctuating Net Asset Value Funds

Supplement dated December 20, 2006 to the Combined Retail Fluctuating Fund Prospectus and the Combined Institutional Prospectus, each dated August 31, 2006

1. Please add the following sentence to the end of the first paragraph of the "Strategy" sections of Short-Term Corporate Bond Fund, Income Fund and Intermediate-Term Bond Fund:

       "The Fund may engage in credit default swap transactions for the purpose of hedging the Fund's portfolio against anticipated market trends or to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment."

2. For Short-Term Corporate Bond Fund, Income Fund and Intermediate-Term
Bond Fund, (1) please add the following sentence to the existing Credit Risks disclosure in the "Risks" section: "Credit risk includes the possibility that a counterparty to a swap transaction involving the Fund will fail to meet its obligations" ; and (2) add "Leverage Risks" as a new risk to the "Risks" section with the following language: "Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain."

3. Please add the following sentence to the end of the first paragraph of the "Strategy" section of Small Cap Growth Fund, Multi Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Stock Fund:

       "The Fund may engage in short sales transactions on securities in order
to take advantage of an anticipated       decline in the security's price or to
hedge against its potential price volatility."

4. For Small Cap Growth Fund, Multi Cap Growth Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Stock Fund, please add the following new risks to the "Risks" sections: (1) "Close Out Risks - In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund;" and (2) "Leverage Risks - Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain."

5. In the Stock Funds table at the beginning of the "Principal Securities of the Funds" section, please add "Short Sales" for Small Cap Growth Fund, Multi Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Large Cap Growth Fund, and Large Cap Stock Fund.

6. In the Bond Funds table at the beginning of the "Principal Securities of the Funds" section, please add "Swap Contracts - Credit Default Swaps" for Short-Term Corporate Bond Fund, Income Fund and Intermediate-Term Bond Fund.

7. Please add the following language after "Derivative Contracts - Futures Contracts" in the "Other Investments" section:


"SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments"). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.



     CREDIT DEFAULT SWAPS
     A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund."


8. Please add the following language to the "Other Investments" section:

"SHORT SALES
The Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin," and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility."

9. Please add the following risk language to the "Specific Risks of Investing in the Funds" section:

       "Leverage Risks - Leverage risk is created when an investment exposes the
Fund to a level of risk that       exceeds the amount invested. Changes in the
value of such an investment magnify the Fund's risk of loss       and potential
for gain."



10. Please add the following risk language to the "Specific Risks of Investing in the Funds" section:

       "Close Out Risks - In a short sale transaction, close out risk is created
by the ability of the broker to request     at any time that the Fund close out
its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund."

11. In the table at the beginning of the "Dividends and Capital Gains" section, for Equity Income Fund only, please change the "Dividends Declared/Dividends Paid" column from "Quarterly/Quarterly" to "Monthly/Monthly."

                                                               December 20, 2006



Edgewood Services, Inc., Distributor

CUSIP 55376V796     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376T148     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376T114     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T510     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T478     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T379     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T742     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783
CUSIP 55376T619     CUSIP 55376V853
CUSIP 55376T593     CUSIP 55376V846
CUSIP 55376T585     CUSIP 55376V838
CUSIP 55376T643     CUSIP 55376V887
CUSIP 55376T635     CUSIP 55376V879
CUSIP 55376T106     CUSIP 55376T262

36005 (12/06)





MTB GROUP OF  FUNDS
Supplement dated December 20, 2006 to the Combined Statement of Additional Information dated August 31, 2006

1. In the securities table for "Bond Funds" in the "Securities in Which the Fund Invests" section, please add "Swap Contracts - Credit Default Swaps" as a principal investment for Short-Term Corporate Bond Fund, Income Fund and Intermediate-Term Bond Fund.

2. In the securities table for "Equity Funds" in the "Securities in Which the Fund Invests" section, please add "Short Sales" as a principal investment for Small Cap Growth Fund, Multi Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Large Cap Growth Fund, and Large Cap Stock Fund.

3. Please add the following language after the "Derivative Contracts" subsection of the "Securities Descriptions and Techniques" section:

"SWAP CONTRACTS
A swap contract (also known as a "swap") is a type of derivative contract in which two parties (each, a "Counterparty") agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets ("Reference Instruments"). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

     CREDIT DEFAULT SWAPS
     A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event") occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the "Reference Obligation"). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation"). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled," which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund."





4. Please add the following language to the "Special Transactions" subsection of the "Securities Descriptions and Techniques" section:

"SHORT SALES

The Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker "on margin," and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility."

5. Please add the following risk language to the "Investment Risks" section:

       "Close Out Risks - In a short sale transaction, close out risk is created
by the ability of the broker to request     at any time that the Fund close out
its short position in the security. The broker's call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund."

                                                               December 20, 2006



Edgewood Services, Inc., Distributor

CUSIP 55376V861     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376V804     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376V200     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T460     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T452     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T338     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T270     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783            CUSIP 55376T742
CUSIP 55376T619     CUSIP 55376V853            CUSIP 55376T379
CUSIP 55376T593     CUSIP 55376V846            CUSIP 55376T478
CUSIP 55376T585     CUSIP 55376V838            CUSIP 55376T510
CUSIP 55376T643     CUSIP 55376V887            CUSIP 55376T114
CUSIP 55376T635     CUSIP 55376V879            CUSIP 55376T148
CUSIP 55376T106     CUSIP 55376T262            CUSIP 55376V796


36032 (12/06)